T. ROWE PRICE Retirement Blend 2030 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 29.3%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  35,717 7,190 2,333 4,305,008 42,146
U.S. Limited Duration TIPS Index
Fund  12,681 2,974 914 1,608,878 15,091
International Bond Fund (USD
Hedged)  12,341 2,946 821 1,731,890 14,721
U.S. Treasury Long-Term Index
Fund  11,343 2,221 802 1,764,661 13,623
Dynamic Global Bond Fund  8,387 1,675 552 1,225,396 9,436
Emerging Markets Bond Fund  6,891 1,465 436 871,538 8,131
High Yield Fund  6,576 1,333 425 1,285,201 7,673
Floating Rate Fund  2,400 486 253 283,280 2,632
Dynamic Credit Fund  982 224 72 128,975 1,143
Total Bond Mutual Funds (Cost $112,517) 114,596
EQUITY MUTUAL FUNDS 68.1%
T. Rowe Price Funds:
Equity Index 500 Fund  68,285 13,340 7,039 534,319 79,528
International Equity Index Fund  31,770 5,476 2,351 2,072,698 36,355
Value Fund  24,304 4,134 1,707 569,124 28,229
Growth Stock Fund  21,892 3,642 2,469 230,676 24,380
Real Assets Fund  15,126 2,706 914 1,150,309 17,600
International Value Equity Fund  10,193 1,670 586 636,088 11,819
Hedged Equity Fund  8,694 2,080 552 865,953 10,807
International Stock Fund  8,653 1,461 655 474,414 10,062
Mid-Cap Index Fund  8,140 1,386 477 489,850 9,581
Small-Cap Index Fund  6,766 1,078 657 483,186 7,716
Emerging Markets Discovery Stock
Fund  6,230 1,068 356 497,726 7,162
Emerging Markets Stock Fund  5,140 963 332 170,764 5,980
Mid-Cap Growth Fund  4,479 760 260 47,492 5,212
Mid-Cap Value Fund  3,758 620 213 121,416 4,377
Small-Cap Value Fund  3,644 609 208 76,036 4,367
New Horizons Fund (2) 2,580 470 161 52,018 3,047
Total Equity Mutual Funds (Cost $225,789) 266,222
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  – 1,015 974 415 41
Total Other Mutual Funds (Cost $41) 41

T. ROWE PRICE Retirement Blend 2030 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds  2.6%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 7,069 5,545 2,578 10,035,877 10,036
Total Short-Term Investments (Cost $10,036) 10,036
Total Investments in Securities 100.0%
(Cost $348,383) $ 390,895
Other Assets Less Liabilities (0.0)% (111)
Net Assets 100.0% $ 390,784
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 9 $ 21
Dynamic Global Bond Fund  (14) (74) 131
Emerging Markets Bond Fund  (2) 211 122
Emerging Markets Discovery Stock Fund  9 220 —
Emerging Markets Stock Fund  (3) 209 —
Equity Index 500 Fund  76 4,942 236
Floating Rate Fund  (1) (1) 58
Growth Stock Fund  112 1,315 —
Hedged Equity Fund  3 585 —
High Yield Fund  (6) 189 132
International Bond Fund (USD Hedged)  (13) 255 131
International Equity Index Fund  69 1,460 —
International Stock Fund  10 603 —
International Value Equity Fund  1 542 —
Mid-Cap Growth Fund  4 233 —
Mid-Cap Index Fund  5 532 —
Mid-Cap Value Fund  3 212 —
New Horizons Fund  2 158 —
QM U.S. Bond Index Fund  (95) 1,572 431
Real Assets Fund  11 682 —
Small-Cap Index Fund  18 529 —
Small-Cap Value Fund  4 322 —
Transition Fund  (4) — —
U.S. Limited Duration TIPS Index Fund  (47) 350 27
U.S. Treasury Long-Term Index Fund  (72) 861 126
Value Fund  31 1,498 —
U.S. Treasury Money Fund, 5.36% — — 119
Totals $ 100# $ 17,414 $ 1,534+

T. ROWE PRICE Retirement Blend 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,534 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2030 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2030 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1348-054Q1 08/24